Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Income (Loss) (in Thousands)(4)
2024	$5,452,189	$15,329,460	$3,011,093	$9,834,805	$64.63	$(685,870)
2023	$4,332,098	$1,966,353	$2,057,675	$1,044,438	$14.49	$(229,506)
2022	$1,235,299	$(3,054,439)	$1,770,017	$490,324	$19.68	$(229,813)

Named Executive Officers, Footnote	Compensation for our PEO, Joe Mastrangelo, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs includes the following NEOs: (i) in 2024, Nathan Kroeker and Michael Silberman, (ii) in 2023, Nathan Kroeker and Melissa Berube, and (iii) in 2022, Randall Gonzales and Melissa Berube.Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs in 2024 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year.
PEO Total Compensation Amount	$ 5,452,189	$ 4,332,098	$ 1,235,299
PEO Actually Paid Compensation Amount	$ 15,329,460	1,966,353	(3,054,439)
Adjustment To PEO Compensation, Footnote

	PEO 2024	Non-PEOs 2024
Summary Compensation Table Total	$5,452,189	$3,011,093
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(4,205,000)	(2,444,001)
Plus Fair Value for Unvested Awards Granted in the Covered Year	11,977,500	7,195,125
Change in Fair Value of Outstanding Unvested Awards from Prior Years	1,917,448	1,949,976
Plus Fair Value for Vested Awards Granted in the Covered Year	—	—
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	187,323	122,612
Less Fair Value of Awards Forfeited during the Covered Year	—	—
Compensation Actually Paid	$15,329,460	$9,834,805

Non-PEO NEO Average Total Compensation Amount	$ 3,011,093	2,057,675	1,770,017
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,834,805	1,044,438	490,324
Adjustment to Non-PEO NEO Compensation Footnote

	PEO 2024	Non-PEOs 2024
Summary Compensation Table Total	$5,452,189	$3,011,093
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(4,205,000)	(2,444,001)
Plus Fair Value for Unvested Awards Granted in the Covered Year	11,977,500	7,195,125
Change in Fair Value of Outstanding Unvested Awards from Prior Years	1,917,448	1,949,976
Plus Fair Value for Vested Awards Granted in the Covered Year	—	—
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	187,323	122,612
Less Fair Value of Awards Forfeited during the Covered Year	—	—
Compensation Actually Paid	$15,329,460	$9,834,805

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Cumulative TSR
	The amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the non-PEO NEOs have generally aligned with the Company’s cumulative TSR over the three-year period presented in the table. From January 1, 2022 to December 31, 2024, cumulative TSR decreased by approximately 35%. For the three-years presented, the increase in both compensation actually paid and cumulative TSR are primarily driven by the change in the Company's stock price from $7.52 as of December 31, 2021, $1.48 as of December 31, 2022, $1.09 as of December 31, 2023, to $4.86 as of December 31, 2024. Stock price is a large driver in the value of the equity incentive awards, which is a major component of compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs.
Total Shareholder Return Amount	$ 64.63	14.49	19.68
Net Income (Loss)	$ (685,870,000)	$ (229,506,000)	$ (229,813,000)
PEO Name	Joe Mastrangelo	Joe Mastrangelo	Joe Mastrangelo
Additional 402(v) Disclosure	Total Shareholder Return is cumulative for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2024, 2023, and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K.Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023 and 2022, respectively.
Note: Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,205,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,977,500
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,917,448
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	187,323
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,444,001)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,195,125
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,949,976
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	122,612
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0